Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Foreign Currency Translation Reserve [Member]	Available-for Sale Reserve [Member]	Share-based Payment Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2017	£ 123,739	£ 0	£ 223,986	£ (5)	£ 14,962	£ 6,812	£ (122,016)
Changes in equity
Loss for the year	(71,630)	0	0	0	0	0	(71,630)
Reclassification on sale of asset held for sale	0	0	0	0	(18,471)	0	18,471
Other comprehensive income (loss)	3,706	0	0	72	3,509	125	0
Total comprehensive loss for the year, net of tax					(14,962)		(53,159)
Total comprehensive loss for the year, net of tax	(67,924)	0	0	72		125
Issue of share capital	101	0	101	0	0	0	0
Equity-settled share-based payment transactions	666	0	0	0	0	666	0
Ending balance at Dec. 31, 2018	56,582	0	224,087	67	0	7,603	(175,175)
Changes in equity
Loss for the year	(103,931)	0	0	0	0	0	(103,931)
Other comprehensive income (loss)	(99)	0	0	(99)	0	0	0
Total comprehensive loss for the year, net of tax	(104,030)	0	0	(99)	0	0	(103,931)
Issue of share capital	59,163	0	59,163	0	0	0	0
Equity-settled share-based payment transactions	3,056	0	0	0	0	3,056	0
Ending balance at Dec. 31, 2019	14,771	0	283,250	(32)	0	10,659	(279,106)
Changes in equity
Loss for the year	(74,093)	0	0	0	0	0	(74,093)
Other comprehensive income (loss)	195	0	0	195	0	0	0
Total comprehensive loss for the year, net of tax	(73,898)	0	0	195	0	0	(74,093)
Conversion of interest-bearing loan	(510)	0	0	0	0	0	(510)
Derecognition of derivative liability	3,840	0	0	0	0	0	3,840
Issue of share capital	102,981	1	102,980	0	0	0	0
Equity-settled share-based payment transactions	8,162	0	0	0	0	8,162	0
Ending balance at Dec. 31, 2020	£ 55,346	£ 1	£ 386,230	£ 163	£ 0	£ 18,821	£ (349,869)